Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
September 30, 2021
XLI-NPRT3-1121
1.9884855.103
Municipal Bonds - 85.2%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	121,136
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	110,000	128,561
4% 12/1/41	85,000	96,771
4% 12/1/49	190,000	212,797
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	100,000	115,499
5% 4/1/26	100,000	119,174
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	1,095,000	1,233,265
TOTAL ALABAMA		2,027,203
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	1,023,677

Arizona - 2.8%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	10,353
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/28 (c)	1,000,000	1,233,874
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	2,002,382
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	487,353
5% 5/1/29	290,000	316,423
5% 5/1/33	565,000	606,037
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (Escrowed to Maturity)	415,000	449,615
Bullhead City Excise Taxes Series 2021 2:
0.95% 7/1/26	250,000	247,751
1.15% 7/1/27	375,000	371,353
1.3% 7/1/28	485,000	478,697
1.5% 7/1/29	600,000	592,269
1.65% 7/1/30	825,000	812,651
1.7% 7/1/31	450,000	441,688
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	65,000	67,362
Series 2007, 2.7%, tender 8/14/23 (b)(d)	600,000	624,223
Series 2019, 5%, tender 6/3/24 (b)(d)	1,980,000	2,211,455
Glendale Union School District 205 Series A:
4% 7/1/36 (FSA Insured)	545,000	661,534
4% 7/1/37 (FSA Insured)	1,000,000	1,209,811
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,704
5% 7/1/48	10,000	10,617
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	123,023
Series 2021 A, 4% 9/1/51	775,000	897,755
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	100,000	102,503
6% 1/1/48 (e)	300,000	305,625
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (d)	300,000	374,861
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,292,945
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	10,319
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	214,095
TOTAL ARIZONA		16,167,278
California - 4.8%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 5% 10/1/37	300,000	350,656
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	92,703
California Gen. Oblig.:
Series 2020:
4% 11/1/37	1,000,000	1,203,983
4% 11/1/45	2,000,000	2,228,752
Series 2021:
5% 9/1/32	2,175,000	2,910,592
5% 10/1/41	5,435,000	7,017,118
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	445,000	484,106
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	198,577	230,314
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2021 B, 4% 5/1/46	1,265,000	1,484,744
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	109,249
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (d)	175,000	213,887
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	1,971,601
Series B, 5% 7/1/50	1,070,000	1,348,396
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (d)	155,000	161,103
5% 8/1/24 (d)	310,000	348,005
5% 8/1/25 (d)	110,000	127,569
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,180,064
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31 (c)	225,000	273,060
4% 8/1/34 (c)	320,000	380,276
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (d)	105,000	127,534
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	500,000	611,353
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (d)	3,000,000	3,631,228
Series 2019 B, 5% 5/1/49	45,000	55,249
Univ. of California Revs. Series 2018 AZ, 5% 5/15/43	130,000	159,682
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	224,331
Series 2017 B:
5% 7/1/29	115,000	138,197
5% 7/1/30	230,000	274,877
TOTAL CALIFORNIA		27,338,629
Colorado - 2.8%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	47,246
5% 10/1/43	50,000	58,440
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	38,795
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	110,000	129,019
5%, tender 11/19/26 (b)	210,000	254,323
Series 2019 A:
5% 11/1/25	435,000	511,121
5% 11/15/39	190,000	240,196
Series 2019 A1, 4% 8/1/44	195,000	221,051
Series 2019 A2, 5% 8/1/44	845,000	1,028,671
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (b)	275,000	332,943
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	70,000	77,667
Series 2019 H, 4.25% 11/1/49	35,000	38,853
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	132,763
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	924,125
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	845,000	887,540
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (d)	25,000	27,427
5% 11/15/26 (d)	50,000	60,368
Series 2018 A, 5% 12/1/34 (d)	1,125,000	1,508,937
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,517,985
5% 9/15/46	1,820,000	2,318,679
Series 2020 B:
5% 9/15/27	2,000,000	2,498,006
5% 9/15/28	2,000,000	2,560,504
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (FSA Insured)	40,000	46,494
Series 2020, 5% 12/1/30 (FSA Insured)	220,000	280,997
TOTAL COLORADO		15,742,150
Connecticut - 4.4%
Bridgeport Gen. Oblig. Series 2021 A:
5% 8/1/32	300,000	390,188
5% 8/1/33	800,000	1,035,881
5% 8/1/34	500,000	645,059
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	295,000	296,659
Series 2016 B:
5% 5/15/25	220,000	256,324
5% 5/15/26	125,000	150,384
Series 2016 D, 5% 8/15/25	210,000	246,721
Series 2018 F:
5% 9/15/24	100,000	113,792
5% 9/15/25	100,000	117,805
Series 2019 A, 5% 4/15/26	115,000	138,003
Series 2020 A, 4% 1/15/34	300,000	358,317
Series 2021 B, 5% 6/1/41	1,125,000	1,443,884
Series 2021 D:
5% 7/15/24	260,000	293,952
5% 7/15/25	430,000	503,803
5% 7/15/26	425,000	513,863
5% 7/15/27	570,000	707,073
5% 7/15/28	655,000	832,327
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	200,000	228,073
5%, tender 1/1/27 (b)	330,000	398,463
Series 2018 K1:
5% 7/1/26	680,000	795,478
5% 7/1/28	1,120,000	1,364,549
Series 2019 A, 5% 7/1/49 (e)	130,000	134,602
Series 2019 Q-1:
5% 11/1/25	90,000	105,789
5% 11/1/26	95,000	114,951
Series 2020 K, 4% 7/1/45	1,000,000	1,134,694
Series 2021 G:
4% 3/1/46	235,000	273,424
4% 3/1/51	380,000	438,788
Series 2022 M, 4% 7/1/39 (c)	415,000	473,504
Series A, 5% 7/1/26	160,000	180,103
Series E, 5% 7/1/42	250,000	278,789
Series K1:
5% 7/1/27	1,100,000	1,315,947
5% 7/1/30	1,000,000	1,203,260
5% 7/1/34	725,000	859,710
5% 7/1/36	450,000	531,361
5% 7/1/39	490,000	574,985
Series K3, 5% 7/1/43	215,000	250,379
Series L1:
4% 7/1/28	750,000	888,088
4% 7/1/29	750,000	899,396
4% 7/1/30	1,000,000	1,211,743
Series N:
5% 7/1/25	390,000	444,320
5% 7/1/26	575,000	671,204
5% 7/1/27	430,000	512,323
Series R, 5% 6/1/36	900,000	1,148,279
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	345,000	375,060
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	84,740
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	85,000	86,848
Series 2019 A, 5% 11/1/25	140,000	165,242
TOTAL CONNECTICUT		25,188,127
District Of Columbia - 0.7%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	231,112
5% 10/1/44	1,000,000	1,227,277
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (d)	60,000	60,000
5% 10/1/23 (d)	65,000	65,000
5% 10/1/24 (d)	60,000	60,000
5% 10/1/25 (d)	80,000	80,000
Series 2017 A, 5% 10/1/26 (d)	440,000	529,526
Series 2019 A, 5% 10/1/25 (d)	70,000	81,856
Series 2020 A:
5% 10/1/25 (d)	440,000	514,525
5% 10/1/26 (d)	320,000	385,110
5% 10/1/27 (d)	110,000	135,659
5% 10/1/28 (d)	55,000	69,212
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	109,214
5% 10/1/24	100,000	113,474
5% 10/1/25	100,000	117,240
TOTAL DISTRICT OF COLUMBIA		3,779,205
Florida - 3.1%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	290,140
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	250,000
Series 2015 C, 5% 10/1/24 (d)	45,000	50,991
Series 2017, 5% 10/1/42 (d)	1,365,000	1,631,890
Series 2019 A, 5% 10/1/49 (d)	1,000,000	1,223,587
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	54,059
Series 2016, 5% 7/1/26	230,000	275,622
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	621,022
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	110,000	124,146
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	424,300
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	160,000	176,316
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	325,000	381,283
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	120,897
5% 10/1/29	80,000	91,356
5% 10/1/30	70,000	79,655
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (d)	125,000	152,270
Series 2019 A:
5% 10/1/22 (d)	300,000	314,267
5% 10/1/23 (d)	300,000	327,704
5% 10/1/24 (d)	300,000	339,941
5% 10/1/25 (d)	300,000	350,813
5% 10/1/32 (d)	300,000	379,922
5% 10/1/38 (d)	430,000	537,026
5% 10/1/54 (d)	1,620,000	1,975,589
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	810,051
Miami-Dade County Aviation Rev.:
Series 2015 A, 5% 10/1/27 (d)	620,000	719,694
Series 2016 A, 5% 10/1/29	145,000	174,142
Series 2017 B, 5% 10/1/40 (d)	635,000	759,694
Series 2020 A:
4% 10/1/40	300,000	350,905
5% 10/1/25	245,000	287,131
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	444,050
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	111,488
Series 2015 A, 5% 5/1/28	290,000	333,862
Series 2015 D, 5% 2/1/26	10,000	11,811
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	205,948
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	120,247
5% 8/15/42	5,000	6,070
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	117,305
Series 2015 A, 5% 12/1/40	410,000	458,482
Tampa Hosp. Rev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	29,482
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/39	1,000,000	1,159,156
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	495,277
0% 9/1/35	750,000	509,273
0% 9/1/36	800,000	520,248
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	36,506
5% 10/15/49	60,000	72,583
TOTAL FLORIDA		17,906,201
Georgia - 2.8%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	60,000	69,625
Atlanta Wtr. & Wastewtr. Rev. Series 2018 B, 5% 11/1/47	1,000,000	1,221,937
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	190,009
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	1,140,000	1,190,096
2.25%, tender 5/25/23 (b)	315,000	324,382
Series 2013 1st, 2.925%, tender 3/12/24 (b)	330,000	349,521
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	259,711
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	40,000	45,731
5% 6/15/52	145,000	177,825
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 A, 5% 1/1/22	375,000	379,276
Series 2019 A:
4% 1/1/49	245,000	274,483
5% 1/1/23	450,000	476,082
5% 1/1/26	165,000	194,633
5% 1/1/30	55,000	69,094
5% 1/1/34	375,000	463,484
Series 2021 A:
4% 1/1/35 (FSA Insured)	400,000	468,350
4% 1/1/36 (FSA Insured)	410,000	478,164
4% 1/1/37 (FSA Insured)	470,000	546,574
4% 1/1/40 (FSA Insured)	385,000	443,076
4% 1/1/41	480,000	547,089
5% 1/1/23	100,000	105,757
5% 1/1/25 (FSA Insured)	200,000	229,197
5% 1/1/26 (FSA Insured)	425,000	501,523
5% 1/1/28 (FSA Insured)	400,000	496,239
5% 1/1/31 (FSA Insured)	360,000	461,255
5% 1/1/32 (FSA Insured)	330,000	421,144
5% 1/1/32 (FSA Insured)	280,000	355,839
Series HH, 5% 1/1/22	425,000	429,846
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,304,573
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,382
5% 8/1/39	5,000	5,675
5% 8/1/43	5,000	5,897
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	224,826
4% 7/1/43	205,000	232,594
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	585,000	621,766
Series 2018 C, 4%, tender 12/1/23 (b)	500,000	535,295
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	205,045
Private Colleges & Univs. Auth. Rev.:
Series 2020 B:
5% 9/1/25	180,000	211,708
5% 9/1/34	1,000,000	1,303,090
Series A:
5% 6/1/22	80,000	82,448
5% 6/1/23	80,000	86,093
5% 6/1/24	130,000	144,182
TOTAL GEORGIA		16,138,516
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/45 (d)	1,000,000	1,146,406
Series 2018 A:
5% 7/1/33 (d)	125,000	154,026
5% 7/1/48 (d)	2,800,000	3,384,063
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (d)	40,000	46,952
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,286,522
Series 2017 A, 5% 9/1/33	5,000	6,094
Series 2022 A:
5% 11/1/23 (c)	280,000	294,818
5% 11/1/27 (c)	345,000	409,821
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	115,000	134,532
TOTAL HAWAII		6,863,234
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	20,000	22,070
Series 2021 A, 5% 7/15/31	610,000	810,648
TOTAL IDAHO		832,718
Illinois - 10.8%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	17,151
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,968
Series 2011 A, 5% 12/1/41	50,000	50,313
Series 2012 A, 5% 12/1/42	830,000	861,949
Series 2018 A:
5% 12/1/29	350,000	432,537
5% 12/1/30	160,000	197,136
5% 12/1/31	150,000	184,151
Series 2018 C, 5% 12/1/46	200,000	239,444
Series 2019 A:
5% 12/1/29	125,000	157,583
5% 12/1/30	405,000	507,093
5% 12/1/30	100,000	125,208
Series 2021 A, 5% 12/1/41	1,465,000	1,803,651
Series 2021 B:
5% 12/1/21	400,000	402,928
5% 12/1/22	500,000	525,974
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	249,725
Series 2020 A:
5% 1/1/27	400,000	477,830
5% 1/1/30	230,000	291,218
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (d)	2,000,000	2,114,885
5.5% 1/1/29 (d)	200,000	212,261
Series 2014 B:
5% 1/1/26	100,000	110,172
5% 1/1/28	270,000	296,889
Series 2016 B:
4% 1/1/35	200,000	222,711
5% 1/1/46	2,000,000	2,326,181
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (d)	400,000	403,694
Series 2013 A, 5% 1/1/23 (d)	70,000	74,066
Series 2017 B, 5% 1/1/37	50,000	59,572
Series 2018 A, 5% 1/1/48 (d)	90,000	108,382
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	50,000	59,065
5% 7/1/48 (d)	600,000	703,867
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 5% 3/1/26	615,000	729,631
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/23	50,000	50,285
Series 2016 A:
5% 11/15/23	10,000	10,980
5% 11/15/31	500,000	593,985
Series 2021 A:
5% 11/15/22	125,000	131,697
5% 11/15/23	35,000	38,429
5% 11/15/24	50,000	57,012
5% 11/15/33	425,000	552,202
Illinois Fin. Auth. Bonds Series 2020 B, 5%, tender 11/15/24 (b)	400,000	446,936
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	233,445
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	240,151
5% 10/1/31	200,000	252,811
5% 10/1/38	200,000	247,418
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	40,000	41,446
5% 8/1/24	45,000	50,208
5% 8/1/30	615,000	729,529
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	11,925
Series 2016, 5% 10/1/29	30,000	35,754
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	850,351
5% 5/15/43	790,000	955,952
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	17,945
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,039
Series 2012 A, 5% 5/15/41 (Pre-Refunded to 5/15/22 @ 100)	695,000	715,543
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	270,000	275,987
4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	55,000	56,304
5% 11/15/24	65,000	68,325
Series 2015 A:
5% 11/15/23	10,000	10,975
5% 11/15/25	150,000	176,457
5% 11/15/45	300,000	346,955
Series 2015 C:
4.125% 8/15/37	60,000	65,910
5% 8/15/26	35,000	40,579
5% 8/15/44	1,380,000	1,584,634
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	73,525
5% 7/1/31	30,000	35,352
5% 7/1/33	10,000	11,733
5% 7/1/36	45,000	52,552
Series 2016 B, 5% 8/15/35	250,000	300,682
Series 2016 C:
4% 2/15/41	35,000	39,261
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,813
5% 2/15/34	50,000	60,074
Series 2016:
5% 12/1/23	155,000	169,997
5% 5/15/29	10,000	11,753
5% 12/1/29	620,000	738,709
5% 12/1/33	485,000	575,035
5% 12/1/40	85,000	99,654
5% 12/1/46	2,695,000	3,135,292
Series 2017 A, 5% 7/15/42	1,000,000	1,212,471
Series 2018 A:
4.25% 1/1/44	55,000	62,411
5% 1/1/38	225,000	269,802
5% 1/1/44	340,000	403,366
Series 2019:
4% 9/1/35	60,000	68,454
5% 9/1/36	295,000	361,609
5% 9/1/38	100,000	122,087
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	65,000	65,566
Series 2012:
5% 8/1/22	90,000	93,459
5% 8/1/24	70,000	72,631
Series 2013 A, 5% 4/1/23	525,000	560,799
Series 2013, 5% 7/1/23	10,000	10,790
Series 2014:
5% 4/1/24	100,000	110,997
5% 2/1/25	520,000	572,868
5% 5/1/28	50,000	55,079
Series 2016:
5% 1/1/26	5,000	5,866
5% 2/1/26	400,000	470,211
5% 2/1/27	585,000	702,877
5% 11/1/29	1,400,000	1,652,796
Series 2017 D, 5% 11/1/25	60,000	70,057
Series 2017, 4% 2/1/24	30,000	32,409
Series 2018 A:
5% 10/1/24	25,000	28,233
5% 10/1/28	1,500,000	1,851,653
Series 2018 B:
5% 5/1/24	1,500,000	1,669,613
5% 10/1/24	1,050,000	1,185,775
Series 2019 B:
5% 9/1/22	100,000	104,222
5% 9/1/23	105,000	114,046
5% 9/1/24	105,000	118,235
5% 9/1/25	20,000	23,238
Series 2021 A, 5% 3/1/32	450,000	572,351
Series May 2014, 5% 5/1/39	1,600,000	1,739,787
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	795,000	865,473
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	307,037
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	235,000	248,086
Series 2019 A, 5% 1/1/44	105,000	129,036
Series A:
5% 1/1/40	220,000	281,087
5% 1/1/45	2,360,000	2,965,816
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	99,954
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	305,630
Series 2011:
5.5% 2/1/22	20,000	20,332
5.5% 2/1/22 (Escrowed to Maturity)	80,000	81,371
Series 2015, 4% 2/1/30	800,000	881,560
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	610,000	346,316
0% 6/15/47 (FSA Insured)	155,000	77,008
Series 1994 A, 0% 6/15/25	25,000	24,045
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,077,216
Series 2002 A, 0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,830
Series 2002, 0% 12/15/23	205,000	201,650
Series 2012 B, 5% 6/15/23	10,000	10,329
Series 2017 A, 5% 6/15/57	875,000	1,024,676
Series 2020 A:
4% 6/15/50	1,170,000	1,308,060
5% 6/15/50	1,730,000	2,076,387
Series 2022 A:
0% 12/15/35 (c)	420,000	298,415
0% 6/15/40 (c)	595,000	361,418
4% 12/15/47 (c)	5,000,000	5,616,968
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	524,406
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	16,916
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	124,021
TOTAL ILLINOIS		61,875,637
Indiana - 0.7%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	50,000	49,515
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	100,000	98,515
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	35,000	35,696
Series 2016:
5% 9/1/24	20,000	22,656
5% 9/1/30	50,000	58,889
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	1,000,000	1,296,658
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	65,000	66,379
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	125,000	135,778
5% 7/1/25	690,000	802,911
Series A, 3.75% 1/1/49	415,000	456,132
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	236,633
Series 2020, 5% 4/1/30	105,000	130,618
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(d)	695,000	830,280
TOTAL INDIANA		4,220,660
Iowa - 1.1%
Iowa Fin. Auth. Rev.:
Series 2019 A2, 2.875% 5/15/49	55,000	55,313
Series A:
5% 5/15/43	35,000	40,268
5% 5/15/48	25,000	28,620
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	2,000,000	2,395,199
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (d)	155,000	188,198
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	499,716
5% 6/1/27	250,000	305,562
5% 6/1/28	500,000	626,176
5% 6/1/29	600,000	767,814
5% 6/1/30	700,000	912,096
Series 2021 B1, 4% 6/1/49	325,000	369,582
TOTAL IOWA		6,188,544
Kentucky - 1.3%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/37	175,000	197,865
5% 2/1/25	280,000	319,100
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	1,000,000	1,009,072
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (b)	100,000	100,231
Series 2019 A2, 5% 8/1/30	345,000	437,477
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	200,811
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	95,214
5% 5/1/29	85,000	105,365
5% 5/1/32	20,000	24,650
5% 5/1/33	15,000	18,441
5% 5/1/34	20,000	24,524
5% 5/1/35	10,000	12,134
5% 5/1/36	10,000	12,101
5% 5/1/38	1,000,000	1,205,056
Series A:
4% 11/1/35	600,000	686,298
5% 11/1/29	150,000	188,609
Series C, 5% 11/1/21	140,000	140,512
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	1,505,000	1,720,744
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	200,000	218,534
Series 2020 C, 5%, tender 10/1/26 (b)	70,000	84,495
Series 2020 D, 5%, tender 10/1/29 (b)	85,000	109,010
Series 2016 A, 5% 10/1/32	70,000	83,373
Series 2020 A, 4% 10/1/40	195,000	222,668
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (d)	65,000	72,920
Louisville/Jefferson County Metropolitan Gov. Series 2012, 5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	125,000	128,920
TOTAL KENTUCKY		7,418,124
Louisiana - 0.7%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019, 4% 12/1/21	775,000	778,632
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	219,475
Series 2017, 5% 5/15/27	115,000	140,694
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	18,050
Series 2017 A, 5% 12/15/32	165,000	201,609
Series 2018 E, 5% 7/1/38	100,000	122,079
New Orleans Aviation Board Rev. (North Term. Proj.):
Series 2015 B, 5% 1/1/40 (d)	190,000	214,650
Series 2017 B, 5% 1/1/48 (d)	2,000,000	2,349,293
TOTAL LOUISIANA		4,044,482
Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	220,000	237,947
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	20,550
Series 2013:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	40,000	43,263
5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	65,000	70,303
Series 2014, 5% 7/1/30	585,000	646,136
Series 2016 A:
4% 7/1/41	85,000	92,891
4% 7/1/46	85,000	92,300
5% 7/1/41	25,000	28,692
5% 7/1/46	140,000	159,671
Series 2017 B, 5% 7/1/29	10,000	12,017
Series 2018, 5% 7/1/48	135,000	161,639
TOTAL MAINE		1,565,409
Maryland - 2.9%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/27	2,000,000	2,461,190
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	90,000	99,247
Series 2019 C, 5% 9/1/28	115,000	144,637
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/22 (d)	280,000	289,002
5% 7/1/23 (d)	325,000	348,959
5% 7/1/25 (d)	510,000	586,087
5% 7/1/26 (d)	230,000	271,032
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/28 (c)	1,000,000	1,170,306
Maryland Health & Higher Edl. Series 2021 A, 5% 6/1/29	120,000	150,093
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	180,396
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/50	2,500,000	2,915,812
5% 7/1/40	2,000,000	2,564,867
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,893,832
5% 10/1/26	1,650,000	1,999,222
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/26	1,420,000	1,715,413
TOTAL MARYLAND		16,790,095
Massachusetts - 4.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	1,088,403
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	421,465
5% 6/1/27	500,000	619,237
5% 6/1/41	1,250,000	1,540,407
Series 2021 A, 5% 6/1/51	1,860,000	2,333,009
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	300,000	317,504
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2014 A, 5.25% 7/1/34	40,000	40,352
Series 2016 A, 5% 1/1/31	40,000	46,948
Series 2016 I:
5% 7/1/30	195,000	228,796
5% 7/1/41	140,000	162,199
Series 2017 A:
5% 1/1/36	325,000	386,587
5% 1/1/37	1,050,000	1,246,923
Series 2017, 5% 7/1/36	275,000	321,183
Series 2018, 5% 1/1/43	180,000	211,000
Series 2019 K:
5% 7/1/25	125,000	145,455
5% 7/1/26	165,000	197,900
5% 7/1/27	195,000	240,051
Series 2019:
5% 7/1/27	440,000	532,591
5% 9/1/59	510,000	620,027
Series 2020 A:
4% 7/1/45	480,000	538,187
5% 10/15/28	1,000,000	1,285,123
Series 2021 V, 5% 7/1/55	1,245,000	1,919,976
Series 2021:
4% 7/1/26	240,000	270,526
4% 7/1/27	255,000	291,754
4% 7/1/28	325,000	375,778
4% 7/1/29	340,000	396,494
4% 7/1/30	355,000	416,962
4% 7/1/31	370,000	438,433
Series M:
4% 10/1/50	490,000	549,971
5% 10/1/45	370,000	452,053
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (d)	130,000	134,546
Series 2016, 5% 7/1/24 (d)	210,000	235,281
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,465,747
Series 2019 C, 5% 5/1/49	345,000	428,828
Series E, 5% 11/1/50	1,640,000	2,064,502
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (d)	500,000	613,310
Series 2021 E:
5% 7/1/41 (d)	1,000,000	1,271,343
5% 7/1/46 (d)	290,000	364,094
5% 7/1/51 (d)	1,000,000	1,249,975
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	230,000	279,928
TOTAL MASSACHUSETTS		26,742,848
Michigan - 1.4%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	40,000	44,444
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	158,027
5% 7/1/25	60,000	68,050
5% 7/1/27	265,000	314,291
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	180,000	217,105
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	240,308
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	120,198
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	203,903
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	60,746
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	672,571
Series 2016:
5% 11/15/26	160,000	194,160
5% 11/15/41	30,000	35,559
Series 2019 A, 5% 11/15/48	55,000	68,034
Series 2020 A:
4% 5/15/22	325,000	332,449
4% 6/1/49	135,000	154,091
Series 2021:
4% 9/1/31	665,000	797,964
5% 9/1/32	690,000	887,163
5% 9/1/33	650,000	832,667
5% 9/1/36	505,000	641,155
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	12,333
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	175,000	179,360
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,259,597
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	55,652
Series 2017 B, 5% 12/1/42 (d)	150,000	179,908
Series 2018 D, 5% 12/1/29 (d)	85,000	106,272
TOTAL MICHIGAN		7,836,007
Minnesota - 0.8%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	503,013
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	261,122
5% 2/15/58	270,000	319,005
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	60,000	69,505
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	613,790
5% 10/1/45	30,000	35,521
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/39	2,050,000	2,426,416
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	255,000	274,343
TOTAL MINNESOTA		4,502,715
Mississippi - 0.2%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	330,000	359,413
5% 6/1/25	750,000	870,101
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	80,000	94,091
Series I, 5% 10/1/24	70,000	79,185
TOTAL MISSISSIPPI		1,402,790
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	35,000	40,574
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,435,771
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	562,925
Series 2018 A, 5% 11/15/43	1,000,000	1,207,245
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	25,000	27,572
Series 2021 A, 3% 5/1/52	585,000	635,135
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	570,000	692,365
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	25,000	28,019
TOTAL MISSOURI		4,629,606
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (d)	25,000	26,256
Series 2019 B, 4% 6/1/50	15,000	16,831
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	35,443
TOTAL MONTANA		78,530
Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	725,000	813,019
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	65,000	71,074
Series 2019 E, 3.75% 9/1/49 (d)	85,000	91,388
TOTAL NEBRASKA		975,481
Nevada - 0.2%
Clark County School District Series 2017 A, 5% 6/15/25	400,000	464,627
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	435,000	480,238
Series 2019 B, 4% 10/1/49	40,000	44,196
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	222,520
TOTAL NEVADA		1,211,581
New Hampshire - 0.3%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	229,669	273,092
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	216,843
5% 8/1/26	105,000	126,178
5% 8/1/37	100,000	121,794
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	560,000	579,567
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	50,000
Series 2016, 5% 10/1/22	85,000	88,990
TOTAL NEW HAMPSHIRE		1,456,464
New Jersey - 4.0%
New Jersey Econ. Dev. Auth.:
Series A, 5% 11/1/40	360,000	445,988
Series QQQ:
5% 6/15/27	35,000	42,790
5% 6/15/28	40,000	49,850
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	101,380
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	27,383
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	433,775
Series 2013 NN:
5% 3/1/27	195,000	207,470
5% 3/1/29	1,000,000	1,062,656
Series 2013:
5% 3/1/23	25,000	26,648
5% 3/1/24	70,000	74,602
Series 2014 PP:
4% 6/15/30	70,000	75,185
5% 6/15/26	280,000	313,305
Series 2015 XX:
4.25% 6/15/26	280,000	315,385
5% 6/15/23	200,000	215,830
Series 2017 DDD, 5% 6/15/30	1,000,000	1,202,995
Series 2018 EEE, 5% 6/15/28	410,000	510,964
Series LLL:
4% 6/15/44	315,000	359,743
5% 6/15/44	180,000	221,420
Series MMM, 4% 6/15/35	90,000	104,639
Series PP, 5% 6/15/31	260,000	289,219
New Jersey Edl. Facility:
Series 2016 B, 4% 9/1/26	500,000	574,502
Series B, 5% 7/1/30	1,790,000	2,211,503
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	185,000	225,486
4% 6/1/31	70,000	86,008
4% 6/1/32	45,000	55,881
5% 6/1/29	205,000	262,373
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 7/1/22	25,000	25,823
Series 2016:
4% 7/1/48	100,000	109,190
5% 7/1/41	65,000	74,856
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (d)	80,000	80,654
Series 2017 1A, 5% 12/1/26 (d)	530,000	633,550
Series 2018 B:
5% 12/1/25 (d)	500,000	584,285
5% 12/1/26 (d)	485,000	579,758
5% 12/1/27 (d)	850,000	1,035,421
Series 2020:
5% 12/1/24 (d)	100,000	113,694
5% 12/1/25 (d)	235,000	274,090
5% 12/1/25 (d)	60,000	69,980
5% 12/1/26 (d)	205,000	245,052
5% 12/1/27 (d)	145,000	176,631
5% 12/1/27 (d)	40,000	48,726
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2021 A, 4% 1/1/42	1,000,000	1,174,585
Series D, 5% 1/1/28	170,000	202,453
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	627,856
Series 2010 A, 0% 12/15/27	250,000	226,950
Series 2014 AA, 5% 6/15/25	100,000	111,875
Series 2016 A, 5% 6/15/27	160,000	190,262
Series 2018 A, 5% 12/15/32	100,000	124,303
Series 2021 A, 5% 6/15/33	1,000,000	1,300,132
Series 2022 A, 4% 6/15/39 (c)	720,000	825,148
Series 2022 AA:
5% 6/15/33 (c)	250,000	320,405
5% 6/15/36 (c)	1,460,000	1,840,314
Series AA:
4% 6/15/38	185,000	215,957
4% 6/15/50	400,000	457,220
5% 6/15/29	55,000	56,826
5% 6/15/40	210,000	264,907
5% 6/15/45	95,000	118,287
Series BB:
5% 6/15/33	1,000,000	1,241,257
5% 6/15/50	70,000	85,052
Rutgers State Univ. Rev. Series Q:
5% 5/1/22	40,000	41,096
5% 5/1/23	30,000	32,212
TOTAL NEW JERSEY		23,005,787
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	190,000	209,825
Series 2019 D, 3.75% 1/1/50	50,000	54,944
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	5,000	5,006
5% 5/15/34	10,000	11,369
5% 5/15/39	5,000	5,649
5% 5/15/44	5,000	5,614
5% 5/15/49	15,000	16,793
Series 2019 B1, 2.625% 5/15/25	10,000	10,015
TOTAL NEW MEXICO		319,215
New York - 5.0%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	461,593
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	500,000	515,375
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,506
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	107,180
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	113,195
Series 2021 A1, 5% 8/1/29	1,000,000	1,290,983
Series 2022 A1, 5% 8/1/47	6,060,000	7,612,208
Series E, 5% 8/1/30	1,025,000	1,231,201
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	270,000	270,780
Series 2021, 0.6%, tender 7/1/25 (b)	390,000	389,668
Series A 1 B, 5% 5/1/30	490,000	620,377
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,692,552
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	887,148
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,174
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (b)	95,000	95,333
Series 2019 B2, 5%, tender 5/1/24 (b)	100,000	109,516
Series 2020 A:
4% 9/1/37	350,000	401,924
4% 9/1/39	700,000	799,945
New York Metropolitan Trans. Auth. Rev.:
Series 2016 A, 5% 11/15/31	100,000	116,648
Series 2017 B, 5% 11/15/24	565,000	638,165
Series 2020 D:
4% 11/15/46	2,050,000	2,282,127
4% 11/15/47	150,000	166,940
Series 2021 A1, 4% 11/15/45	1,750,000	1,955,713
New York State Hsg. Fin. Agcy. Rev. Series J, 0.75% 5/1/25	250,000	250,558
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (d)	765,000	891,612
Series 221, 3.5% 10/1/32 (d)	30,000	32,508
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	1,675,000	1,917,834
4% 3/15/45	1,350,000	1,541,898
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/46	175,000	202,201
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (FSA Insured)	600,000	650,655
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	337,332
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (d)	220,000	247,221
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	100,000	103,181
5.375% 11/1/54 (e)	100,000	103,146
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	400,000	501,974
TOTAL NEW YORK		28,554,371
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	210,000	246,568

North Carolina - 0.2%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	10,000	12,353
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	70,000	86,474
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	175,000	177,113
Series 2019 C, 2.55%, tender 6/1/26 (b)	300,000	319,347
Series 2021 A, 4% 3/1/51	280,000	302,798
TOTAL NORTH CAROLINA		898,085
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	205,000	223,014

Ohio - 4.1%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	582,900
Series 2020, 4% 11/15/38	1,500,000	1,739,128
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,680
5% 8/1/26	390,000	469,073
5% 8/1/27	10,000	12,335
5% 8/1/28	10,000	12,457
5% 8/1/29	10,000	12,440
5% 8/1/30	10,000	12,428
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	10,000	10,269
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	212,292
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	370,000	467,232
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (FSA Insured)	145,000	166,320
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	510,000	513,441
Cleveland Wtr. Rev. Series 2020:
5% 1/1/26	1,375,000	1,633,365
5% 1/1/28	800,000	1,001,272
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	115,040
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	200,000	244,320
5% 12/1/51	200,000	243,394
Hamilton County Healthcare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	2,986,447
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,766,297
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	255,000	290,629
Series 2019, 5% 2/1/25	160,000	182,909
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	20,109
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	327,003
5% 2/15/44	100,000	104,019
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/24 (c)	240,000	264,780
5% 1/1/25 (c)	270,000	309,007
5% 1/1/26 (c)	320,000	377,433
5% 1/1/27 (c)	750,000	909,757
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	45,379
5% 1/15/31	300,000	382,533
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	15,000	16,775
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	948,984
5% 12/15/26	1,150,000	1,404,598
5% 12/15/27	1,100,000	1,376,736
5% 12/15/28	1,250,000	1,599,648
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	180,000	191,420
5% 2/1/26	150,000	178,367
Ohio Tpk. Commission Tpk. Rev. Series A, 5% 2/15/51	1,100,000	1,392,007
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	116,736
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	255,382
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/22	330,000	339,897
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	10,000	10,543
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	5,000	5,266
TOTAL OHIO		23,262,047
Oklahoma - 0.3%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	200,000	241,715
Oklahoma Dev. Fin. Auth. Health Sys. Rev.:
(OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	215,324
5% 8/15/25	700,000	805,235
Series 2015 A, 5% 8/15/24	250,000	280,661
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/22	60,000	61,651
5% 8/1/23	45,000	48,489
5% 8/1/44	125,000	147,601
TOTAL OKLAHOMA		1,800,676
Oregon - 0.5%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	830,000	859,688
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,390,000	1,531,543
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	240,000	294,868
Series 27 A, 5% 7/1/36 (d)	240,000	301,451
TOTAL OREGON		2,987,550
Pennsylvania - 7.2%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (d)	2,105,000	2,584,970
5% 1/1/56 (d)	1,280,000	1,567,072
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	191,999
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	175,000	166,341
4% 12/1/41	270,000	252,560
4.25% 12/1/50	300,000	279,574
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/26	475,000	551,862
5% 7/1/27	475,000	563,352
5% 7/1/28	525,000	634,033
5% 7/1/29	550,000	674,943
5% 7/1/36	120,000	149,571
5% 7/1/38	240,000	297,409
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46	2,250,000	2,603,143
Series 2018 A:
5% 11/15/22	100,000	105,265
5% 11/15/25	100,000	117,727
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	382,875
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	22,367
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	44,602
5% 7/15/36	500,000	603,561
Series 2020, 4% 7/15/45	500,000	553,049
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	117,180
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	71,502
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	95,000	96,210
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	112,781
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	373,373
Series 2019, 4% 9/1/44	185,000	210,247
Series 2020, 5% 4/1/27	300,000	357,402
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	140,000	156,272
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	218,558
Series 2016 A, 5% 8/15/46	50,000	58,082
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	269,976
5% 7/1/24	300,000	335,417
5% 7/1/26	455,000	539,876
5% 7/1/27	500,000	606,454
5% 7/1/34	450,000	545,682
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	588,952
Series 2017, 5% 5/1/35	10,000	12,232
Series 2018 A, 5% 2/15/48	100,000	121,298
Pennsylvania Hsg. Fin. Agcy. Series 2021 134B, 5% 10/1/27 (d)	1,160,000	1,412,482
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	305,018
Series 2021 A, 4% 12/1/50	1,000,000	1,152,713
Series 2021 B:
5% 12/1/28	625,000	792,706
5% 12/1/29	1,000,000	1,294,120
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/25 (d)	290,000	336,519
5% 7/1/35 (d)	50,000	59,974
5% 7/1/47 (d)	800,000	949,075
Series 2020 C, 5% 7/1/29 (d)	595,000	755,218
Series 2021:
5% 7/1/26 (d)	2,920,000	3,484,153
5% 7/1/27 (d)	4,020,000	4,908,395
5% 7/1/28 (d)	425,000	530,426
5% 7/1/34 (d)	1,000,000	1,293,431
5% 7/1/35 (d)	1,000,000	1,283,225
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	70,000	79,742
Series 2017 A, 5% 9/1/42	760,000	901,227
Philadelphia Gas Works Rev. Series 14, 5% 10/1/22	375,000	392,603
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27 (Pre-Refunded to 1/15/24 @ 100)	275,000	305,713
Series 2019 A, 5% 8/1/26	220,000	264,837
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	58,426
Series 2018 B, 5% 9/1/43	50,000	60,580
Series 2019 A:
4% 9/1/35	170,000	198,563
5% 9/1/23	90,000	97,845
5% 9/1/34	80,000	101,396
Series 2019 B:
5% 9/1/25	140,000	163,593
5% 9/1/26	415,000	498,313
Series 2019 C, 5% 9/1/33	315,000	399,120
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	70,000	86,811
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	52,166
Series 2019 A:
4% 6/1/44	50,000	57,080
4% 6/1/49	115,000	130,091
5% 6/1/25	200,000	233,056
5% 6/1/44	85,000	104,535
5% 6/1/49	135,000	165,088
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	315,000	378,824
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	214,400
5% 8/1/48	310,000	359,085
TOTAL PENNSYLVANIA		40,998,318
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/39	215,000	242,826
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	45,000	49,576
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
4% 12/1/26 (d)	130,000	141,648
5% 12/1/23 (d)	625,000	684,335
TOTAL RHODE ISLAND		1,118,385
South Carolina - 1.2%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	485,615
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	60,000	66,963
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	211,916
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	255,000	299,634
Series 2018, 5% 7/1/43 (d)	520,000	630,469
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	200,000	217,976
Series 2014 A:
5% 12/1/49	440,000	486,991
5.5% 12/1/54	165,000	184,739
Series 2014 C, 5% 12/1/46	20,000	22,522
Series 2015 A, 5% 12/1/50	100,000	113,546
Series 2015 E, 5.25% 12/1/55	415,000	485,312
Series 2016 A:
5% 12/1/26	140,000	167,159
5% 12/1/29	500,000	591,957
5% 12/1/33	15,000	17,687
5% 12/1/38	80,000	93,726
Series 2016 B:
5% 12/1/31	105,000	125,882
5% 12/1/35	195,000	232,850
5% 12/1/41	175,000	207,482
Series A, 5% 12/1/23	145,000	159,591
Series B, 5% 12/1/24	500,000	571,684
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	33,859
4% 4/15/48	20,000	22,528
5% 4/15/48	1,415,000	1,689,868
TOTAL SOUTH CAROLINA		7,119,956
Tennessee - 1.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	135,000	157,229
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	15,000	16,220
5% 7/1/24	20,000	21,605
5% 7/1/25	20,000	21,594
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (d)	450,000	536,479
5% 7/1/38 (d)	1,315,000	1,588,293
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	55,000	61,728
Series 2019 B:
5% 7/1/38 (d)	655,000	817,138
5% 7/1/54 (d)	225,000	273,791
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	2,210,000	2,702,606
5% 1/1/30	2,400,000	3,145,937
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	460,000	483,087
Tennessee Hsg. Dev. Agcy. Residential Series 2021 1, 3% 7/1/51	620,000	673,729
TOTAL TENNESSEE		10,499,436
Texas - 5.1%
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	234,008
5% 8/1/26	200,000	241,184
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	119,461
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,224,269
Series 2021 B:
5% 1/1/33	640,000	832,752
5% 1/1/34	650,000	841,514
5% 1/1/35	550,000	708,786
5% 1/1/36	850,000	1,089,066
5% 1/1/37	1,100,000	1,401,815
5% 1/1/38	1,100,000	1,398,288
Series 2021 C, 5% 1/1/27	775,000	904,271
Cypress-Fairbanks Independent School District Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (b)	130,000	131,119
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (d)	115,000	120,846
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (b)	100,000	104,445
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	475,000	474,616
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/35	765,000	911,738
4% 3/1/36	750,000	888,757
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	239,335
Harris County Flood Cont. District Series 2021 A:
5% 10/1/25	690,000	812,241
5% 10/1/26	900,000	1,091,471
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (d)	85,000	88,003
Series 2018 A, 5% 7/1/41 (d)	1,000,000	1,212,120
Series 2018 C:
5% 7/1/26 (d)	200,000	239,052
5% 7/1/30 (d)	120,000	148,690
Series 2018 D, 5% 7/1/39	260,000	320,091
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	500,148
4% 10/1/51	1,200,000	1,302,324
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	30,089
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	6,051
Series 2020 C, 5% 11/15/45	1,000,000	1,268,754
Series 2021 A, 5% 11/15/26	445,000	542,257
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (d)	25,000	29,803
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	336,120
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	100,000	103,957
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	12,341
5% 8/15/47	10,000	11,963
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	104,159
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	97,439
Series 2021 B, 4% 1/1/32	2,000,000	2,434,852
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	6,014
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	6,206
Series 2020 A, 5% 5/15/50	475,000	593,476
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	294,076
Series 2018 A, 5% 7/1/29	305,000	383,753
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	126,261	134,404
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	120,000	134,883
Series A, 3.5% 3/1/51	165,000	183,471
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 10/14/21 (b)	20,000	20,021
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	1,169,950
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	113,941
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)(c)	2,380,000	2,365,274
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/28	1,000,000	1,267,088
TOTAL TEXAS		29,230,752
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	10,000	11,218
Series 2018 A:
5% 7/1/33 (d)	175,000	213,746
5.25% 7/1/48 (d)	130,000	158,254
TOTAL UTAH		383,218
Vermont - 0.3%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (d)	635,000	725,796
Series 2020 A, 5% 6/15/26 (d)	620,000	726,056
TOTAL VERMONT		1,451,852
Virginia - 2.4%
Arlington County Series 2021, 5% 6/15/26	1,600,000	1,929,733
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	2,000,000	2,151,017
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	390,013
5% 9/1/24	315,000	351,867
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	135,607
5% 4/1/25	165,000	187,316
5% 4/1/36	500,000	616,242
Virginia College Bldg. Auth. Edl. Facilities Rev. (21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	2,258,770
4% 2/1/35	1,700,000	2,066,063
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	1,400,000	1,691,251
5% 8/1/27	1,500,000	1,861,880
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	50,576
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	125,000	127,092
TOTAL VIRGINIA		13,817,427
Washington - 1.8%
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	12,136
Port of Seattle Rev.:
Series 2012 B, 5% 8/1/23 (d)	155,000	160,937
Series 2013, 5% 7/1/24 (d)	55,000	59,344
Series 2015 C, 5% 4/1/24 (d)	50,000	55,595
Series 2018 A, 5% 5/1/31 (d)	350,000	417,378
Series 2019 A, 4% 4/1/44 (d)	100,000	112,101
Series 2021 C:
5% 8/1/24 (d)	445,000	501,028
5% 8/1/25 (d)	365,000	424,198
5% 8/1/26 (d)	495,000	591,723
5% 8/1/27 (d)	305,000	372,932
5% 8/1/28 (d)	860,000	1,072,022
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	199,693
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	333,833
Washington Gen. Oblig.:
Series 2013 A, 5% 7/1/23	5,000	5,179
Series 2021 C, 5% 2/1/44	3,010,000	3,837,355
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,810
5% 7/1/30	5,000	6,151
5% 7/1/31	10,000	12,252
5% 7/1/42	100,000	119,735
Series 2019 A2, 5% 8/1/44	255,000	310,427
Series 2020, 5% 9/1/40	735,000	932,286
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	639,850
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (e)	100,000	107,960
TOTAL WASHINGTON		10,289,925
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	61,601

Wisconsin - 1.2%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	76,287
Milwaukee County Arpt. Rev. Series 2019 B, 5% 12/1/23 (d)	420,000	461,593
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	183,246
5.25% 10/1/48	160,000	182,332
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	155,000	187,004
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	15,000	16,526
5% 10/1/48 (e)	20,000	21,963
5% 10/1/53 (e)	30,000	32,885
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (e)	100,000	118,768
Series 2020, 3% 4/1/25 (e)	425,000	438,479
Series 2021 A, 4.5% 6/1/56 (e)	1,440,000	1,429,219
Series 2021 B, 6.5% 6/1/56 (e)	425,000	426,378
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,783,950
Wisconsin Health & Edl. Facilities:
Series 2016 A:
4% 11/15/46	195,000	218,152
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	91,926
Series 2019 A:
2.25% 11/1/26	45,000	45,009
5% 11/1/22	230,000	237,648
5% 12/1/28	150,000	189,542
5% 12/1/29	150,000	193,042
Series 2019 B1, 2.825% 11/1/28	50,000	50,018
Series 2019 B2, 2.55% 11/1/27	30,000	30,009
Series 2019:
5% 10/1/24	175,000	197,573
5% 10/1/30	195,000	245,676
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 A, 3% 3/1/52	210,000	228,582
TOTAL WISCONSIN		7,085,807
TOTAL MUNICIPAL BONDS (Cost $476,841,136)		487,299,901

Municipal Notes - 16.5%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.1% 10/1/21, VRDN (b)	4,330,000	4,330,000

Alaska - 1.3%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1985, 0.08% 10/1/21, VRDN (b)	7,500,000	7,500,000

California - 1.3%
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A3, 0.08% 10/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (b)	4,000,000	4,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A1, 0.08% 10/1/21 (Liquidity Facility Toronto-Dominion Bank), VRDN (b)	3,500,000	3,500,000
TOTAL CALIFORNIA		7,500,000
Florida - 1.1%
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.08% 10/1/21, VRDN (b)	6,200,000	6,200,000

Illinois - 1.0%
Illinois Fin. Auth. Series 2021 C, 0.08% 10/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,600,000	5,600,000

Indiana - 1.1%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 0.08% 10/1/21, LOC Barclays Bank PLC, VRDN (b)	6,210,000	6,210,000

New York - 7.2%
New York City Gen. Oblig.:
Series 2013 A3, 0.08% 10/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	5,100,000	5,100,000
Series 2017 B-4 & B-5, 0.08% 10/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (b)	10,200,000	10,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2001 F1, 0.09% 10/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	14,700,000	14,700,005
New York City Transitional Fin. Auth. Rev. Series 2010 G6, 0.08% 10/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (b)	11,300,000	11,300,000
TOTAL NEW YORK		41,300,005
Texas - 2.1%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 0.07% 10/1/21, VRDN (b)	5,775,000	5,775,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.09% 10/1/21, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
TOTAL TEXAS		11,775,000
Wisconsin - 0.7%
Univ. of Wisconsin Hosp. & Clinics Auth. Series B, 0.09% 10/1/21 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,100,000	4,100,000

TOTAL MUNICIPAL NOTES (Cost $94,514,988)		94,515,005

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.06% (f)(g) (Cost $1,651,137)	1,650,972	1,651,302

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $573,007,261)	583,466,208
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(11,309,927)
NET ASSETS - 100.0%	572,156,281

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,716,958 or 0.6% of net assets.

(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	39,309,970	28,334,002	65,998,000	11,699	5,137	193	1,651,302	0.1%
Total	39,309,970	28,334,002	65,998,000	11,699	5,137	193	1,651,302

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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